COMMON SHARES - Weighted-Average Assumptions (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Weighted average assumptions used in binomial model for determining the fair value of awards granted
Expected life (years)	5 years 9 months	6 years	6 years
Interest rate	1.10%	1.80%	1.70%
Volatility	18.00%	17.00%	18.00%
Dividend yield	3.70%	3.80%	3.70%
Forfeiture rate	5.00%	5.00%	15.00%